SUBSEQUENT EVENTS - Additional Information (Detail) - CNY (¥) ¥ in Millions			12 Months Ended
	Apr. 19, 2023	Apr. 04, 2023	Dec. 31, 2022
RSU
Subsequent Event [Line Items]
Options granted in period			4,080,000
Weighted average vesting period			1 year 2 months 15 days
Subsequent Event
Subsequent Event [Line Items]
Base transaction consideration		¥ 395.0
Subsequent Event | RSU
Subsequent Event [Line Items]
Options granted in period	3,160,000
Weighted average vesting period	4 years
Subsequent Event | Shenzhen Rongxinbao
Subsequent Event [Line Items]
Equity Percent Acquired		100.00%
Purchase price for shares		¥ 395.0
Subsequent Event | Intercompany
Subsequent Event [Line Items]
Base transaction consideration		316.2
Subsequent Event | Shanghai Caiyin Asset Management Co Ltd
Subsequent Event [Line Items]
Base transaction consideration		¥ 78.7